Shareholders' Equity (Details 1) - $ / shares	1 Months Ended	12 Months Ended
	Sep. 18, 2015	Dec. 31, 2016
Number of Shares
Non-vested options Vested	(2,516,690)
Employee Stock Option [Member]
Number of Shares
Non-vested options granted		22,700,000
Non-vested options Vested		(22,604,469)
Non-vested options forfeited		(4,690,000)
Weighted average grant date fair value
Non-vested options granted		$ 0.09
Non-vested options Vested		0.18
Non-vested options forfeited		$ 0.12
Nonvested Option [Member]
Number of Shares
Non-vested options at December 31, 2015		58,480,181
Non-vested at December 31, 2016		53,885,712
Weighted average grant date fair value
Non-vested options at December 31, 2015		$ 0.21
Non-vested at December 31, 2016		$ 0.24